Basis of Presentation and General Information (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) Integer shares
Working capital surplus	$ 30,800
Mr. Valentis [Member]
Number of shares owned | shares	6,007,587
Percentage of beneficially owned common stock	57.30%
Vessel Owning [Member]
Ownership interest	100.00%
Number of vessel ownership interest entities | Integer	4
DRYKON MARITIME Corp. [Member]
Ownership interest	60.00%
Equity investment	$ 6,780
DRYKON MARITIME Corp. [Member] | Chief Executive Officer and Chairman [Member]
Ownership interest	40.00%
Accuship Maritime Ltd [Member]
Ownership interest	60.00%
Equity investment	$ 8,700
Accuship Maritime Ltd [Member] | Chief Executive Officer and Chairman [Member]
Ownership interest	40.00%
Non-Vessel Owning [Member]
Ownership interest	100.00%